FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

15. FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis

The following tables present the fair value hierarchy for the asset measured at fair value on a recurring basis as of December 31, 2020:

	As of December 31, 2020			Total Fair
RMB	Level 1	Level 2	Level 3	Value
Investment securities:
Equity securities with readily determinable fair value	—	—	50,000	50,000
Total	—	—	50,000	50,000

No assets and liabilities were measured at fair value on a recurring basis as of December 31, 2021.

15. FAIR VALUE MEASUREMENT (Continued)

The tables below reflect the reconciliation from the opening balances to the closing balances for recurring fair value measurements categorized as Level 3 of the fair value hierarchy for the years ended December 31, 2019, 2020 and 2021:

		For the Year Ended December 31, 2019
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2019	Earnings	Loss	Adjustment	Extinguishment	2019
Investment securities:
Debt securities	21,559,157	—	1,591,098	373,491	—	23,523,746
Equity securities with readily determinable fair value	328,742	(274,829)	—	1,389	—	55,302
Total	21,887,899	(274,829)	1,591,098	374,880	—	23,579,048
Liabilities:
Convertible debt	(22,450,219)	(8,749,608)	—	(633,141)	31,832,968	—

		For the Year Ended December 31, 2020
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2020	Earnings	Loss	Adjustment	Disposal	2020
Investment securities:
Debt securities	23,523,746	4,863,233	(3,406,863)	42,977	(25,023,093)	—
Equity securities with readily determinable fair value	55,302	(5,247)	—	17	(72)	50,000
Total	23,579,048	4,857,986	(3,406,863)	42,994	(25,023,165)	50,000

		For the Year Ended December 31, 2021
		Gain or Losses
			Included in	Foreign
			Other	Currency
	January 1,	Included in	Comprehensive	Translation		December 31,
RMB	2021	Earnings	Loss	Adjustment	Disposal	2021
Investment securities:
Equity securities with readily determinable fair value	50,000	—	—	—	(50,000)	—
Total	50,000	—	—	—	(50,000)	—

For debt securities, equity securities with readily determinable fair value and convertible debt that do not have a quoted market rate, the Company measured their fair value based on the market approach or income approach when no recent transactions are available. The market approach takes into consideration a number of factors including market multiple and discount rates from traded companies in the industry and requires the Company to make certain assumptions and estimates regarding industry factors. Specifically, some of the significant unobservable inputs included the investee’s historical earning on sale, discount of lack of marketability, investee’s time to initial public offering as well as related volatility. The income approach takes into consideration a number of factors including management projection of discounted future cash flow of the investee as well as an appropriate discount rate. The Company has classified those as level 3 measurement. The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

15. FAIR VALUE MEASUREMENT (Continued)

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, intangible assets and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Goodwill is evaluated for impairment annually or more frequently if events or conditions were to indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value. As of December 31, 2021, The Group performed quantitative impairment test for goodwill using the discounted cash flow method when determining the fair value of the reporting unit. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs, see Note 9 for details.